Share-Based Payment (Details) - Schedule of inputs used to value the option grants using the black-scholes model - $ / shares	1 Months Ended
	Dec. 27, 2022	Nov. 16, 2022	Jun. 30, 2022	May 19, 2022	Mar. 31, 2022
Schedule Of Inputs Used To Value The Option Grants Using The Black Scholes Model Abstract
Dividend yield (%)
Expected share price volatility (%)	102.00%	103.00%	102.00%	106.00%	105.00%
Risk-free interest rate (%)	4.17%	4.13%	2.99%	2.78%	2.49%
Expected life of stock options (years)	3 years	3 years	3 years	3 years	3 years
Share price (CAD)	$ 0.55	$ 1	$ 1.5	$ 2.45	$ 4.71
Exercise price (CAD)	0.55	1	1.5	2.45	4.71
Fair value of options (USD)	$ 0.25	$ 0.46	$ 0.72	$ 1.21	$ 2.4
Vesting period (years)	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Number of options granted	3,870,000	200,000	20,000	5,382,000	120,000